OTHER ACCOUNTS RECEIVABLE, NET - Measured at Amortization costs (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other accounts receivables [Abstract]
Accounts receivables for goods and services sales in non-financial sector companies	$ 962,364	$ 1,070,936
Debtors	406,079	224,340
Guarantee deposits in foreign currency transactions	377,751	142,168
Credit card compensations and network compensation	372,702	426,090
Payment in advance	370,144	228,765
Transfers In Process	330,941	185,634
Dormant customer deposits ICETEX	279,219	256,806
Commissions	244,669	186,646
Fees, services and advances	241,147	224,418
Payment in advance to supplier's contract	151,313	117,858
Holding and parent establishment	136,551	114,513
Accounts receivable to payment offices	69,996	34,432
Transfers to the National Treasury	61,046	58,042
Storage services	40,265	43,767
Quota shares retirement pensions	29,768	28,485
Promissory sellers	20,785	15,144
Claims to insurance companies	14,142	14,450
Deductible taxes	10,234	11,961
Payment in advance for industry and trade taxes	9,563	13,392
Dividends	1,086	3,561
Others	308,120	278,708
Gross balance of other accounts receivable	4,437,885	3,680,116
Impairment allowance	(255,925)	(226,862)
Total other accounts receivables, net	$ 4,181,960	$ 3,453,254